Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Schedule of Effective Income Tax Rates [Table Text Block]

The following table details the effective tax rates for the three and nine months ended September 30, 2019 and 2018.

	Three months ended		Nine months ended
	September 30,		September 30,
	2019	2018	2019	2018
DPL	(35.6)%	16.3%	(9.8)%	15.2%

Components of Income Tax Expense

DPL’s components of income tax expense on continuing operations were as follows:

	Years ended December 31,
$ in millions	2018	2017	2016
Computation of tax expense / (benefit)
Federal income tax expense / (benefit)(a)	$6.7	$(2.3)	$4.3
Increases (decreases) in tax resulting from:
State income taxes, net of federal effect	0.1	0.1	—
Depreciation of flow-through differences	(4.6)	1.1	3.3
Investment tax credit amortized	(0.3)	(0.3)	(0.4)
Deferred tax adjustments	—	(0.7)	(9.3)
Accrual (settlement) for open tax years	—	(0.4)	2.0
Other, net (b)	(1.2)	(2.5)	(2.3)
Tax expense / (benefit)	$0.7	$(5.0)	$(2.4)

Components of tax expense / (benefit)
Federal - current	$(17.9)	$23.8	$(3.3)
State and Local - current	0.5	0.2	—
Total current	(17.4)	24.0	(3.3)

Federal - deferred	18.3	(28.8)	0.8
State and local - deferred	(0.2)	(0.2)	0.1
Total deferred	18.1	(29.0)	0.9
Tax expense / (benefit)	$0.7	$(5.0)	$(2.4)

(a)	The statutory tax rate of 21% in 2018 and 35% in 2017 and 2016 was applied to pre-tax earnings.

(b)
Includes expense / (benefit) of $3.5 million and $(0.9) million in the years ended December 31, 2017 and 2016, respectively, of income tax related to adjustments from prior years. The 2018 and 2017 tax years also include a remeasurement of deferred tax expense related to the recent enactment of the TCJA of a benefit of $(1.2) million and $(0.4) million, respectively.

Schedule of Effective Income Tax Rate Reconciliation
The following table summarizes a reconciliation of the U.S. statutory federal income tax rate to DPL's effective tax rate, as a percentage of income from continuing operations before taxes for the years ended December 31, 2018, 2017 and 2016:

	Years ended December 31,
	2018	2017	2016
Statutory Federal tax rate	21.0%	35.0%	35.0%
State taxes, net of Federal tax benefit	0.4%	(1.5)%	0.2%
AFUDC - equity	(0.1)%	4.9%	(5.0)%
Depreciation of flow-through differences	(14.6)%	(17.6)%	26.7%
Amortization of investment tax credits	(1.0)%	5.1%	(3.3)%
Deferred tax adjustments	—%	11.0%	(75.1)%
Permanent differences	—%	4.8%	2.8%
Other, net	(3.5)%	35.2%	(0.7)%
Effective tax rate	2.2%	76.9%	(19.4)%

Components of Deferred Tax Assets and Liabilities

Components of Deferred Tax Assets and Liabilities
	December 31,
$ in millions	2018	2017
Net non-current assets / (liabilities)
Depreciation / property basis	$(112.0)	$(113.4)
Income taxes recoverable	25.0	11.0
Regulatory assets	(15.4)	(23.1)
Investment tax credit	0.5	0.7
Compensation and employee benefits	1.4	19.0
Intangibles	(0.3)	(0.4)
Long-term debt	(2.1)	(0.2)
Other (a)	(13.2)	(7.1)
Net non-current liabilities	$(116.1)	$(113.5)

(a)
The Other caption includes deferred tax assets of $10.9 million in 2018 and $9.3 million in 2017 related to state and local tax net operating loss carryforwards, net of related valuation allowances of $10.9 million in 2018 and $9.3 million in 2017. These net operating loss carryforwards expire from 2019 to 2037.

Schedule of Tax Expense Benefit That Were Credited To Accumulated Other Comprehensive Loss (Text Block)
The following table presents the tax expense / (benefit) related to pensions, postemployment benefits, cash flow hedges and financial instruments that were credited to Accumulated other comprehensive loss.

	Years ended December 31,
$ in millions	2018	2017	2016
Tax expense / (benefit)	$0.2	$0.2	$(9.6)

Reconciliation of Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

$ in millions
Balance at December 31, 2016	$3.7
Calendar 2017
Tax positions taken during prior period	—
Lapse of Statute of Limitations	(0.2)
Balance at December 31, 2017	3.5
Calendar 2018
Tax positions taken during prior period	—
Lapse of Statute of Limitations	—
Balance at December 31, 2018	$3.5